Divestitures - Carrying Value of Assets and Liabilities for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Assets:
Assets held for sale	$ 87.3
Liabilities:
Liabilities held for sale	8.9
Rigid Medical Packaging Business [Member]
Assets:
Trade receivables, net	11.7
Other receivables	0.4
Inventories	7.5
Other current assets	0.8
Property and equipment, net	18.6
Goodwill	40.2
Intangible assets, net	8.1
Assets held for sale	87.3
Liabilities:
Accounts payable	3.6
Other current liabilities	3.9
Other liabilities	1.4
Liabilities held for sale	$ 8.9